SCHEDULE IV - Reinsurance Reinsurance (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross Amount	$ 26,425.7	$ 23,111.2	$ 20,454.1
Ceded to Other Companies	695.8	637.2	555.0
Property, Liability and Casualty Insurance Product Line
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross Amount	26,425.7	23,111.2	20,454.1
Ceded to Other Companies	695.8	637.2	555.0
Assumed From Other Companies	0.0	0.0	0.0
Net Amount	$ 25,729.9	$ 22,474.0	$ 19,899.1
Percentage of Amount Assumed to Net	0.00%	0.00%	0.00%